Basis of presentation and assets held for sale - Discontinued operations and planned business divestments classified as held for sale (Details) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from continuing operations before taxes		$ 1,862,000,000	$ 2,119,000,000	$ 2,102,000,000
Revenues		27,978,000,000	27,662,000,000	25,196,000,000
Operating results of the discontinued businesses
Provision for taxes		(167,000,000)	(228,000,000)	(273,000,000)
Income from discontinued operations, net of tax		438,000,000	723,000,000	846,000,000
Income from discontinued operations, net of tax, attributable to parent		396,000,000	659,000,000	772,000,000
Current assets held for sale and in discontinued operations
Current assets held for sale and in discontinued operations	$ 5,164,000,000		5,164,000,000			$ 9,840,000,000
Non-current assets held for sale and in discontinued operations
Non-current assets held for sale and in discontinued operations	3,427,000,000		3,427,000,000			0
Non-current liabilities held for sale and in discontinued operations
Non-current liabilities held for sale and in discontinued operations	429,000,000		429,000,000			0
Power Grids business
Current assets held for sale and in discontinued operations
Receivables, net	2,377,000,000		2,377,000,000			2,541,000,000
Contract assets	1,236,000,000		1,236,000,000			1,243,000,000
Inventories, net	1,457,000,000		1,457,000,000			1,667,000,000
Property, plant and equipment, net	0		0			1,754,000,000
Goodwill	0		0			1,631,000,000
Other current assets	94,000,000		94,000,000			1,004,000,000
Current assets held for sale and in discontinued operations	5,164,000,000		5,164,000,000			9,840,000,000
Non-current assets held for sale and in discontinued operations
Property, plant and equipment, net	1,477,000,000		1,477,000,000			0
Goodwill	1,620,000,000		1,620,000,000			0
Other non-current assets	330,000,000		330,000,000			0
Non-current assets held for sale and in discontinued operations	3,427,000,000		3,427,000,000			0
Current liabilities held for sale and in discontinued operations
Accounts payable, trade	1,732,000,000		1,732,000,000			1,722,000,000
Contract liabilities	998,000,000		998,000,000			1,121,000,000
Pension and other employee benefits	0		0			419,000,000
Other current liabilities	1,455,000,000		1,455,000,000			1,984,000,000
Current liabilities held for sale and in discontinued operations	4,185,000,000		4,185,000,000			5,246,000,000
Non-current liabilities held for sale and in discontinued operations
Pension and other employee benefits	268,000,000		268,000,000			0
Other non-current liabilities	161,000,000		161,000,000			0
Non-current liabilities held for sale and in discontinued operations	$ 429,000,000		429,000,000			0
Held for sale and discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		213,000,000	243,000,000	263,000,000
Held for sale and discontinued operations | Power Grids business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Divestment percentage	80.10%
Divestment value	$ 11,000,000,000		11,000,000,000
Net interest and other finance expense recorded on allocated basis		44,000,000	43,000,000	33,000,000
Depreciation and amortization			258,000,000	265,000,000
Separation costs incurred to execute the transaction		28,000,000	18,000,000
Operating results of the discontinued businesses
Total revenues		9,037,000,000	9,698,000,000	10,028,000,000
Total cost of sales		(6,983,000,000)	(7,378,000,000)	(7,501,000,000)
Gross profit		2,054,000,000	2,320,000,000	2,527,000,000
Expenses		(1,394,000,000)	(1,326,000,000)	(1,376,000,000)
Income from operations		660,000,000	994,000,000	1,152,000,000
Net interest and other finance expense		(61,000,000)	(55,000,000)	(42,000,000)
Non-operational pension (cost) credit		5,000,000	12,000,000	9,000,000
Income from discontinued operations before taxes		605,000,000	951,000,000	1,119,000,000
Provision for taxes		(167,000,000)	(228,000,000)	(273,000,000)
Income from discontinued operations, net of tax		438,000,000	723,000,000	846,000,000
Income from discontinued operations, net of tax, attributable to parent		566,000,000	874,000,000	1,034,000,000
Held for sale and discontinued operations | Power Grids business | Corporate and Other
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Allocated overhead and other management costs reclassified to another segment		225,000,000	297,000,000	$ 286,000,000
Disposal group, held for sale, not discontinued operations | Solar Invertors business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Divestment value						0
Amount payable to buyer					€ 266	299,000,000
Loss on write down of disposal group		421,000,000
Loss from cumulative translation adjustment, disposal group		99,000,000
Income from continuing operations before taxes		$ (490,000,000)	$ (94,000,000)
Current assets held for sale and in discontinued operations
Receivables, net						70,000,000
Inventories, net						127,000,000
Property, plant and equipment, net						69,000,000
Other intangible assets, net						27,000,000
Other current assets						26,000,000
Valuation allowance on assets held for sale						(319,000,000)
Current assets held for sale and in discontinued operations						0
Current liabilities held for sale and in discontinued operations
Accounts payable, trade						86,000,000
Contract liabilities						59,000,000
Provisions for warranties						108,000,000
Other current liabilities						49,000,000
Fair value adjustment on disposal group						102,000,000
Current liabilities held for sale and in discontinued operations						$ 404,000,000